As filed with the Securities and Exchange Commission on April 25, 2007.

                                                File No. 333-141565

              U.S.    SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

     Pre-Effective Amendment No. 1                         [X]

     Post-Effective Amendment No.                          [ ]

                     Franklin Templeton International Trust
      -------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
      -------------------------------------------------------------------
                  (Registrant's Area Code and Telephone Number)

                 One Franklin Parkway, San Mateo, CA 94403-1906
      -------------------------------------------------------------------
         (Address of Principal Executive Offices: Number, Street, City,
                              State, and Zip Code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A shares of beneficial interest, with a par value of $0.01 per share, of Templeton Global Long-Short Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

Part A and Part B and all other documents, as filed with the Securities and Exchange Commission in a Registration Statement on Form N-14 on March 26, 2007, Accession No. 0000876441-07-000014, are hereby incorporated by reference.


                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 11(a) and 14(a):

   (1) Copies of the charter of the Registrant as now in effect;

           (a) Certificate of Trust of Franklin International Trust dated March 19, 1991
                 Filing: Post-Effective Amendment No. 6 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (b) Agreement and Declaration of Trust of Franklin International Trust dated March 19, 1991
                 Filing: Post-Effective Amendment No. 6 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (c) Certificate of Amendment to the Certificate of Trust of Franklin International Trust dated
                 August 20, 1991
                 Filing: Post-Effective Amendment No. 6 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (d) Certificate of Amendment to the Certificate of Trust of Franklin International Trust dated
                 May 14, 1992
                 Filing: Post-Effective Amendment No. 6 to
                 Registration Statement on Form N-1A
                 File No. 033-4134
                 Filing Date: December 29, 1995

           (e) Certificate of Amendment of Agreement and Declaration of Trust of Franklin International Trust dated December 14, 1995
                 Filing: Post-Effective Amendment No. 7 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: July 23, 1996

           (f) Certificate of Amendment of Agreement and Declaration Trust of Franklin Templeton International Trust dated July 19, 2001
                 Filing: Post Effective Amendment No. 18 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

   (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a)   By-Laws of Franklin International Trust
                 Filing: Post-Effective Amendment No. 6 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (b) Amendment to By-Laws of Franklin International Trust dated April 19, 1994
                 Filing: Post-Effective Amendment No. 6 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (c) Amendment dated October 10, 2002 to the By-Laws of Franklin Templeton International Trust
                 Filing: Post-Effective Amendment No. 20 to
                 Registration Statement on Form N-1A
                 File No.033-41340
                 Filing Date: February 27, 2004

           (d)   Amendment dated May 12, 2004 to the By-Laws
                 Filing: Post-Effective Amendment No. 21 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 30, 2004

           (e)   Amendment dated July 13, 2006 to the By-Laws
                 Filing: Post-Effective Amendment No. 23 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 27, 2007

   (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

   (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a)   Form of Agreement and Plan of Reorganization
                 (included in Part A)

   (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

   (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;


           (a) Management Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund and Franklin Advisers, Inc. dated September 20, 1991
                 Filing: Post-Effective Amendment No. 6 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (b) Management Agreement between Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin Advisers, Inc.
                 dated July 1, 2001
                 Filing: Post Effective Amendment No. 18 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

           (c) Templeton Global Long-Short Fund Subadvisory Agreement between Franklin Advisers, Inc. and Templeton
                 Global Advisors Limited dated July 1, 2001
                 Filing: Post Effective Amendment No. 19 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 27, 2003

           (d) Interpretive Addendum dated January 19, 2005, to Investment Advisory Agreement between Registrant, on behalf on Templeton Global Long-Short Fund and Franklin
                 Advisers, Inc. dated July 1, 2001
                 Filing: Post-Effective Amendment No. 23 to
                 Registration Statement on Form N-1A
                 File No. 033-42340
                 Filing Date: February 27, 2007

   (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.
                 dated October 31, 2000
                 Filing: Post-Effective Amendment No. 16 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 28, 2001

           (b) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                 Filing: Post-Effective Amendment No. 13 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1998

   (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

   (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund and Chase Manhattan Bank, NT & SA dated July 28, 1995
                 Filing: Post Effective Amendment No. 19 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 27, 2003

           (b) Amendment to Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Chase Manhattan Bank, N.A. dated July 24, 1996
                 Filing: Post-Effective Amendment No. 10 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: January 2, 1998

           (c) Amendment dated as of May 1, 2001, to the Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and The Chase Manhattan Bank
                 Filing: Post Effective Amendment No. 18 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

           (d) Custody Agreement between Chase Manhattan Bank, N.A. and Registrant, on behalf of Templeton Global Long-Short Fund, dated July 11, 2001
                 Filing: Post Effective Amendment No. 18 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002


   (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1993
                 Filing: Post-Effective Amendment No. 6 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: December 29, 1995

           (b) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 2001
                 Filing: Post Effective Amendment No. 18 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

           (c) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc.
                 dated October 16, 1998
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 28, 2000

           (d) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 2001
                 Filing: Post Effective Amendment No. 18 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

           (e) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                 Filing: Post Effective Amendment No. 18 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 26, 2002

           (f) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of and Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc. d date October 31, 2000
                 Filing: Post-Effective Amendment No. 16 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 28, 2001

            (g) Multiple Class Plan for Templeton Foreign Smaller Companies Fund dated April 16, 1998
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 28, 2000

            (h) Multiple Class Plan for Templeton Global Long-Short Fund dated May 15, 2001
                 Filing: Post Effective Amendment No. 19 to
                 Registration Statement on Form N-1A
                 File No. 033-41340
                 Filing Date: February 27, 2003

   (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a) Opinion and Consent of Counsel dated March 16, 2007 Filing:Registration Statement on Form N-14
                 File No. 333-141565
                 Filing Date: March 26, 2007

   (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            To be filed by amendment

   (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;


      (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. on behalf of Templeton Foreign Smaller Companies Fund and Franklin Templeton Services, LLC
           Filing: Post-Effective Amendment No. 16 to
           Registration Statement on Form  N-1A
           File No. 033-41340
           Filing Date: February 28, 2001

      (b) Administration Agreement between Registrant on behalf of Templeton Global Long-Short Fund and Franklin Templeton Services, LLC dated July 1, 2001
           Filing: Post Effective Amendment No. 18 to
           Registration Statement on Form N-1A
           File No. 033-41340
           Filing Date: February 26, 2002

   (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm

            Filing:  Registration Statement on Form N-14
            File No. 333-141565
            Filing Date:  March 26, 2007


   (15) All financial statements omitted pursuant to Item 14(a)(1);

        Not Applicable.

   (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and


      (a)   Power of Attorney dated October 17, 2006
            Filing: Post-Effective Amendment No. 23 to
            Registration Statement on Form N-1A
            File No. 033-41340
            Filing Date: February 27, 2007

      (b)   Power of Attorney dated April 24, 2007

   (17) Any additional exhibits which the Registrant may wish to file.


        Not Applicable.

Item 17.   UNDERTAKINGS

   (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 25th day of April, 2007.


                               FRANKLIN TEMPLETON INTERNATIONAL
                                      TRUST
                               (Registrant)

                               By:  /s/ David P. Goss
                                  ----------------------------
                                   David P. Goss,
                                   Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ RUPERT H. JOHNSON, JR.*             Chief Executive
---------------------------             Officer-Investment Management
Rupert H. Johnson, Jr.                  Dated: April 25, 2007

/s/ JIMMY D. GAMBILL*                   Chief Executive Officer-Finance
----------------------                  and Administration
Jimmy D. Gambill                        Dated: April 25, 2007


/s/ GALEN VETTER*                       Chief Financial Officer
-----------------                       Dated: April 25, 2007
Galen Vetter

/s/ HARRIS J. ASHTON*                   Trustee
----------------------                  Dated: April 25, 2007
Harris J. Ashton

ROBERT F. CARLSON                       Trustee
-----------------                       Dated: April 25, 2007
Robert F. Carlson

SAM L. GINN                             Trustee
-----------                             Dated: April 25, 2007
Sam L. Ginn

/s/ EDITH E. HOLIDAY*                   Trustee
----------------------                  Dated: April 25, 2007
Edith E. Holiday

/s/ CHARLES B. JOHNSON*                 Trustee
------------------------                Dated: April 25, 2007
Charles B. Johnson

/s/ GREGORY E. JOHNSON*                 Trustee
-----------------------                 Dated: April 25, 2007
Gregory E. Johnson

/s/ FRANK W.T. LAHAYE*                  Trustee
------------------------                Dated: April 25, 2007
Frank W.T. LaHaye

FRANK A. OLSON                          Trustee
--------------                          Dated: April 25, 2007
Frank A. Olson

LARRY D. THOMPSON                       Trustee
-----------------                       Dated: April 25, 2007
Larry D. Thompson

/s/ JOHN B. WILSON*                     Trustee
--------------------                    Dated: April 25, 2007
John B. Wilson


*By     /s/ David P. Goss
       _______________________________

      David P. Goss, Attorney-in-Fact
      (pursuant to Power of Attorney previously filed)



                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

----------------------------------------------------------------------
EXHIBIT NO.        DESCRIPTION                             LOCATION
----------------------------------------------------------------------
EX-99.(1)(a)       Certificate of Trust for Franklin            *
                   International Trust dated
                   March 19, 1991
----------------------------------------------------------------------
EX-99.(1)(b)       Agreement and Declaration of Trust of        *
                   Franklin International Trust dated
                   March 19, 1991
----------------------------------------------------------------------
EX-99.(1)(c)       Certificate of Amendment to the              *
                   Certificate of Trust of Franklin
                   International Trust dated August 20, 1991
----------------------------------------------------------------------
EX-99.(1)(d)       Certificate of Amendment to the              *
                   Certificate of Trust of
                   Franklin International Trust
                   dated May 14, 1992
----------------------------------------------------------------------
EX-99.(1)(e)       Certificate of Amendment of Agreement        *
                   and Declaration of Trust of
                   Franklin International Trust
                   dated December 14, 1995
----------------------------------------------------------------------
EX-99.(1)(f)       Certificate of Amendment of Agreement        *
                   and Declaration of Trust of
                   Franklin Templeton International Trust
                   dated July 19, 2001
----------------------------------------------------------------------
EX-99.(2)(a)       By-Laws of Franklin International Trust      *
----------------------------------------------------------------------
EX-99.(2)(b)       Amendment to By-Laws of Franklin             *
                   International Trust dated April 19, 1994
----------------------------------------------------------------------
EX-99.(2)(c)       Amendment dated October 10, 2002 to          *
                   the By-Laws of Franklin Templeton
                   International Trust
----------------------------------------------------------------------
EX-99.(2)(d)       Amendment dated May 12, 2004 to the          *
                   By-Laws
----------------------------------------------------------------------
EX-99.(2)(e)       Amendment dated July 13, 2006 to the         *
                   By-Laws of Franklin Templeton
                   International Trust
----------------------------------------------------------------------
EX-99.(4)(a)       Form of Agreement and Plan of                Included
                   Reorganization                               in Part A
----------------------------------------------------------------------
EX-99.(6)(a)       Management Agreement between                 *
                   Registrant, on behalf of Templeton
                   Foreign Smaller Companies Fund and
                   Franklin Advisers, Inc.
                   dated September 20, 1991
----------------------------------------------------------------------
EX-99.(6)(b)       Management Agreement between                 *
                   Registrant, on behalf of Templeton Global
                   Long-Short Fund, and Franklin Advisers, Inc.
                   dated July 1, 2001
----------------------------------------------------------------------
EX-99.(6)(c)       Templeton Global Long-Short Fund             *
                   Subadvisory Agreement between
                   Franklin Advisers, Inc. and Templeton
                   Global Advisors Limited dated July 1, 2001
----------------------------------------------------------------------
EX-99.(6)(d)       Interpretive Addendum dated January          *
                   19, 2005, to Investment Advisory
                   Agreement between Registrant, on
                   behalf of Templeton Global Long-Short
                   Fund and Franklin Advisers, Inc. dated
                   July 1, 2001
----------------------------------------------------------------------
EX-99.(7)(a)       Amended and Restated Distribution            *
                   Agreement between Registrant and
                   Franklin/Templeton Distributors, Inc.
                   dated October 31, 2000
----------------------------------------------------------------------
EX-99.(7)(b)       Forms of Dealer Agreements between           *
                   Franklin/Templeton Distributors, Inc. and
                   Securities Dealers dated March 1, 1998
----------------------------------------------------------------------
EX-99.(9)(a)       Custody Agreement between Registrant,        *
                   on behalf of Templeton Foreign
                   Smaller Companies Fund and Chase
                   Manhattan Bank, NT & SA dated July 28, 1995
----------------------------------------------------------------------
EX-99.(9)(b)       Amendment to Custody Agreement between       *
                   Registrant, on behalf of Templeton
                   Foreign Smaller Companies Fund, and
                   Chase Manhattan Bank, N.A. dated July
                   24, 1996
----------------------------------------------------------------------
EX-99.(9)(c)       Amendment dated as of May 1, 2001 to         *
                   the custody agreement between Registrant,
                   on behalf of Templeton Foreign Smaller
                   Companies Fund, and The Chase Manhattan Bank
----------------------------------------------------------------------
EX-99.(9)(d)       Custody Agreement between Chase              *
                   Manhattan Bank, N.A. and Registrant,
                   on behalf of Templeton
                   Global Long-Short Fund, dated July 11, 2001
----------------------------------------------------------------------
EX-99.(10)(a)      Amended and Restated Distribution Plan       *
                   Pursuant to Rule 12b-1 between the
                   Registrant, on behalf of Templeton Foreign
                   Smaller Companies Fund and
                   Franklin/Templeton Distributors, Inc.
                   dated July 1, 1993
----------------------------------------------------------------------
EX-99.(10)(b)      Class A Distribution Plan pursuant to        *
                   Rule 12b-1 between the Registrant,
                   on behalf of Templeton Global
                   Long-Short Fund, and Franklin/Templeton
                   Distributors, Inc. dated July 1, 2001
----------------------------------------------------------------------
EX-99.(10)(c)      Class B Distribution Plan pursuant to        *
                   Rule 12b-1 between the Registrant, on
                   behalf of Templeton Foreign Smaller
                   Companies Fund and Franklin/Templeton
                   Distributors, Inc. dated October 16, 1998
----------------------------------------------------------------------
EX-99.(10)(d)      Class B Distribution Plan pursuant to        *
                   Rule12b-1 between the Registrant,
                   on behalf of Templeton
                   Global Long-Short Fund, and
                   Franklin/Templeton Distributors, Inc.
                   dated July 1, 2001
----------------------------------------------------------------------
EX-99.(10)(e)      Class C Distribution Plan pursuant to        *
                   Rule 12b-1 between the Registrant,
                   on behalf of Templeton Global
                   Long-Short Fund, and Franklin/Templeton
                   Distributors, Inc. dated October 31, 2000
----------------------------------------------------------------------
EX-99.(10)(f)      Class C Distribution Plan pursuant to        *
                   Rule 12b-1 between the Registrant,
                   on behalf of and Templeton Foreign Smaller
                   Companies Fund and Franklin/Templeton
                   Distributors, Inc. dated October 31, 2000
----------------------------------------------------------------------
EX-99.(10)(g)      Multiple Class Plan for Templeton            *
                   Foreign Smaller Companies Fund
                   dated April 16, 1998
----------------------------------------------------------------------
EX-99.(10)(h)      Multiple Class Plan for Templeton            *
                   Global Long-Short Fund dated May 15, 2001
----------------------------------------------------------------------
EX-99.(11)(a)      Opinion and Consent of Counsel dated         *
                   March 16, 2007
----------------------------------------------------------------------
EX-99.(12)(a)      Opinion and consent of counsel               To be
                   supporting tax matters                       filed by
                                                                amendment
----------------------------------------------------------------------
EX-99.(13)(a)      Subcontract for Fund Administrative          *
                   Services dated January 1, 2001 between
                   Franklin Advisers, Inc. and Franklin
                   Templeton Services, LLC
----------------------------------------------------------------------
EX-99.(13)(b)      Administrative Agreement between             *
                   Registrant on behalf of Templeton
                   Global Long-Short Fund and Franklin
                   Templeton Services, LLC dated July 1, 2001
----------------------------------------------------------------------
EX-99.(14)(a)      Consent of Independent Registered            *
                   Public-Accounting Firm
----------------------------------------------------------------------
EX-99.(16)(a)      Power of Attorney dated October 17, 2006     *
----------------------------------------------------------------------
EX-99.(16)(b)      Power of Attorney dated April 24, 2007       Attached
----------------------------------------------------------------------


* Incorporated by reference.